Exploration and Evaluation Assets (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of exploration and evaluation assets in the Saguenay Region of Quebec

The following details the changes in exploration and evaluation assets in the Saguenay Region of Quebec for the six-month periods ended August 31, 2025 and 2026:

	Lac`a l’Orignal (a) $	Begin- Lamarche area flagship area (b) $	Bluesky area (c) $	Total $
Balance as of February 28, 2025	3,270,709	321,025	—	3,591,734
Acquisition costs	—	—	—	—
Balance as of August 31, 2025	3,270,709	321,025	—	3,591,734

Balance as of February 28, 2026	3,270,709	321,025	—	3,591,734
Acquisition costs	—	—	46,327	46,327
Balance as of August 31, 2026	3,270,709	321,025	46,327	3,638,061

Schedule of mining exploration and metallurgy comprehensive loss

The Company expenses non-acquisition exploration and evaluation expenditure to net income (loss). This is presented as mining exploration and metallurgy in the statement of loss and comprehensive loss. The following table details such expenditure:

	Lac`a l’Orignal area (a) $	Begin – Lamarche flagship area (b) $	Bluesky area (c) $	Total $

Consulting and others	—	144,480	—	144,480
Survey, drilling & geophysics	—	2,909,770	—	2,909,770
Metallurgical testing	—	1,763	—	1,763
Mining tax credits	—	(329,657)	—	(329,657)
For the six months ended August 31, 2025	—	2,726,356	—	2,726,356

Consulting and others	10,910	600,435	396,610	1,007,955
Survey, drilling & geophysics	4,160	10,064,354	266,073	10,334,587
Metallurgical testing	—	2,765,835	—	2,765,835
Tax credits relating to resources	(667)	(506,405)	(29,316)	(536,388)
For the six months ended August 31, 2026	14,403	12,924,219	633,367	13,571,989